6. Accounts Receivable, net (Details - Allowance for Doubtful Accounts) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Balance at beginning of the year	$ 462	$ 633	$ 1,520
Addition	187	101	202
Written off	(396)	(45)	0
Reversal	(12)	(225)	(1,002)
Foreign currency translation difference	4	(2)	(87)
Balance at end of the year	$ 245	$ 462	$ 633